Results related to financial liabilities measured at fair value through profit or loss	12 Months Ended
Dec. 31, 2023
Results related to financial liabilities measured at fair value through profit or loss
Results related to financial liabilities measured at fair value through profit or loss

22. Results related to financial liabilities measured at fair value through profit or loss

Results related to financial liabilities measured at fair value through profit or loss represent changes in the fair value of derivative financial instruments since their initial recognition. These derivative financial instruments consist of conversion options and warrants issued in connection with our convertible loans, which are described in Note 14.